Investments in Associates and Joint Ventures - Changes in Investments in Associates and Joint Ventures (Detail) ₩ in Millions	12 Months Ended
	Dec. 31, 2021 KRW (₩) Companies	Dec. 31, 2020 KRW (₩) Companies	Dec. 31, 2019 KRW (₩)
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	₩ 3,876,249	₩ 3,927,755
Acquisition	601,283	205,059
Dividends	(697,447)	(293,549)
Share of profits (losses)	649,569	133,297	₩ 273,741
Other increase (decrease)	84,993	(96,313)
Book value, ending balance	4,514,647	3,876,249	3,927,755
Domestic [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	1,011,735	1,038,567
Acquisition	306,501	77,874
Dividends	(27,621)	(25,485)
Share of profits (losses)	34,332	(62,252)
Other increase (decrease)	(85,523)	(16,969)
Book value, ending balance	1,239,424	1,011,735	1,038,567
Domestic [member] | POSCO MITSUBISHI CARBON TECHNOLOGY [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	153,457	182,648
Dividends		(19,401)
Share of profits (losses)	16,243	(9,794)
Other increase (decrease)	138	4
Book value, ending balance	169,838	153,457	182,648
Domestic [member] | EQP POSCO Global No1 Natural Resources Private Equity Fund [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	175,939	175,907
Share of profits (losses)	197	34
Other increase (decrease)		(2)
Book value, ending balance	176,136	175,939	175,907
Domestic [member] | Samcheok Blue Power Co.,Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	145,092	161,280
Acquisition	250,495
Dividends	(405)
Share of profits (losses)	(4,248)	(5,262)
Other increase (decrease)	(8,047)	(10,926)
Book value, ending balance	382,887	145,092	161,280
Domestic [member] | SNNC [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	160,332	142,602
Dividends	(18,243)	(2,901)
Share of profits (losses)	29,314	18,701
Other increase (decrease)	(71)	1,930
Book value, ending balance	171,332	160,332	142,602
Domestic [member] | QSONE Co.,Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	86,004	85,887
Dividends	(1,140)	(1,140)
Share of profits (losses)	1,194	1,257
Book value, ending balance	86,058	86,004	85,887
Domestic [member] | Chun-cheon Energy Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	23,913	56,679
Share of profits (losses)	(15,094)	(33,173)
Other increase (decrease)	752	407
Book value, ending balance	9,571	23,913	56,679
Domestic [member] | Chungju Enterprise City Development Co., Ltd [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	17,137	17,824
Share of profits (losses)	2,054	(687)
Book value, ending balance	19,191	17,137	17,824
Domestic [member] | Daesung Steel [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	16,990	15,375
Dividends	0
Share of profits (losses)	2,083	(514)
Other increase (decrease)		2,129
Book value, ending balance	19,073	16,990	15,375
Domestic [member] | Western Inland Highway Co Ltd [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	45,070	5,115
Acquisition	4,031	42,246
Share of profits (losses)	(1,981)	(2,294)
Other increase (decrease)	6,443	3
Book value, ending balance	53,563	45,070	5,115
Domestic [member] | Pocheon-Hwado Highway Corp. (formerly, Metropolitan Outer Ring Expressway co., ltd.) [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	13,721	8,343
Acquisition	13,954	5,573
Share of profits (losses)	(2,679)	(195)
Other increase (decrease)	3,817
Book value, ending balance	28,813	13,721	8,343
Domestic [member] | Other 62 companies associates and joint ventures [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	117,486	135,890
Acquisition	38,021	22,145
Dividends	(7,159)	(1,328)
Share of profits (losses)	6,399	(28,128)
Other increase (decrease)	(41,036)	(11,093)
Book value, ending balance	113,711	117,486	135,890
Domestic [member] | NEXTRAIN Co., Ltd [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	47,364	41,447
Acquisition		7,910
Share of profits (losses)	(127)	(2,786)
Other increase (decrease)	(47,237)	793
Book value, ending balance		47,364	41,447
Domestic [member] | PCC Amberstone Private Equity Fund 1 [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	9,230	9,570
Dividends	(674)	(715)
Share of profits (losses)	977	589
Other increase (decrease)	(282)	(214)
Book value, ending balance	9,251	9,230	9,570
Foreign [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	2,864,514	2,889,188
Acquisition	294,782	127,185
Dividends	(669,826)	(268,064)
Share of profits (losses)	615,237	195,549
Other increase (decrease)	170,516	(79,344)
Book value, ending balance	3,275,223	2,864,514	2,889,188
Foreign [member] | Roy Hill Holdings Pty Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	1,418,056	1,235,682
Dividends	(522,947)	(113,985)
Share of profits (losses)	392,887	234,693
Other increase (decrease)	58,716	61,666
Book value, ending balance	1,346,712	1,418,056	1,235,682
Foreign [member] | POSCO-NPS Niobium LLC [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	353,725	376,410
Dividends	(20,479)	(11,244)
Share of profits (losses)	28,729	11,449
Other increase (decrease)	31,818	(22,890)
Book value, ending balance	393,793	353,725	376,410
Foreign [member] | KOBRASCO [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	54,400	115,641
Dividends	(39,059)	(37,922)
Share of profits (losses)	52,118	8,443
Other increase (decrease)	837	(31,762)
Book value, ending balance	68,296	54,400	115,641
Foreign [member] | BX STEEL POSCO Cold Rolled Sheet Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	91,270	88,935
Share of profits (losses)	6,291	1,790
Other increase (decrease)	10,089	545
Book value, ending balance	107,650	91,270	88,935
Foreign [member] | DMSA/AMSA [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	31,104	12,189
Acquisition		60,278
Share of profits (losses)	674	(33,305)
Other increase (decrease)	(7,634)	(8,058)
Book value, ending balance	24,144	31,104	12,189
Foreign [member] | CSP - Compania Siderurgica do Pecem [member]
Disclosure of investments in associates and joint ventures [Line Items]
Acquisition	19,176	62,711
Share of profits (losses)	22,398	(60,708)
Other increase (decrease)	10,683	₩ (2,003)
Book value, ending balance	52,257
Foreign [member] | HBIS-POSCO Automotive Steel Co., Ltd [member]
Disclosure of investments in associates and joint ventures [Line Items]
Acquisition	109,057
Share of profits (losses)	1,636
Other increase (decrease)	76
Book value, ending balance	₩ 110,769
Foreign [member] | Other associates and joint ventures [member]
Disclosure of investments in associates and joint ventures [Line Items]
Number of companies in other associates and joint ventures | Companies	38	37
Book value, beginning balance	₩ 132,411	₩ 177,201
Acquisition	12,184
Dividends	(4,713)	(12,114)
Share of profits (losses)	48,555	(23,375)
Other increase (decrease)	4,763	(9,301)
Book value, ending balance	193,200	132,411	177,201
Foreign [member] | AES-VCM Mong Duong Power Company Limited [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	158,777	178,892
Dividends	(28,623)	(16,053)
Share of profits (losses)	35,959	37,092
Other increase (decrease)	16,526	(41,154)
Book value, ending balance	182,639	158,777	178,892
Foreign [member] | South-East Asia Gas Pipeline Company Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	199,342	225,933
Dividends	(27,828)	(56,760)
Share of profits (losses)	48,159	45,941
Other increase (decrease)	18,928	(15,772)
Book value, ending balance	238,601	199,342	225,933
Foreign [member] | 9404-5515 Quebec Inc.
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	123,296	131,529
Dividends	(16,999)	(11,672)
Share of profits (losses)	18,071	10,963
Other increase (decrease)	11,370	(7,524)
Book value, ending balance	135,738	123,296	131,529
Foreign [member] | FQM Australia Holdings Pty Ltd [member]
Disclosure of investments in associates and joint ventures [Line Items]
Acquisition	109,568
Share of profits (losses)	(17,997)
Other increase (decrease)	(519)
Book value, ending balance	91,052
Foreign [member] | Eureka Moly LLC [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	43,520	85,349
Share of profits (losses)	(32,607)	(39,801)
Other increase (decrease)	2,720	(2,028)
Book value, ending balance	13,633	43,520	85,349
Foreign [member] | AMCI (WA) PTY LTD [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	71,732	72,937
Share of profits (losses)	(5,986)	(6,561)
Other increase (decrease)	2,226	5,356
Book value, ending balance	67,972	71,732	72,937
Foreign [member] | Nickel mining company SAS [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	40,890	37,940
Share of profits (losses)	7,243	1,473
Other increase (decrease)	116	1,477
Book value, ending balance	48,249	40,890	37,940
Foreign [member] | KOREA LNG LTD. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	42,229	46,557
Dividends	(9,178)	(7,755)
Share of profits (losses)	9,145	7,681
Other increase (decrease)	(10,856)	(4,254)
Book value, ending balance	31,340	42,229	46,557
Foreign [member] | NCR LLC [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	46,608	46,391
Acquisition	44,797	4,196
Share of profits (losses)	(2,016)	(1,452)
Other increase (decrease)	12,930	(2,527)
Book value, ending balance	102,319	46,608	46,391
Foreign [member] | PT. Wampu Electric Power [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	12,716	13,363
Dividends		(559)
Share of profits (losses)	1,389	1,411
Other increase (decrease)	1,746	(1,499)
Book value, ending balance	15,851	12,716	13,363
Foreign [member] | Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	15,181	15,128
Share of profits (losses)	1,752	(80)
Other increase (decrease)	2,166	133
Book value, ending balance	19,099	15,181	15,128
Foreign [member] | POSCO SeAH Steel Wire(Nantong) Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	7,110	6,755
Share of profits (losses)	675	279
Other increase (decrease)	1,355	76
Book value, ending balance	9,140	7,110	6,755
Foreign [member] | Zhejiang Huayou Posco Esm Co Ltd [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	22,147	22,356
Share of profits (losses)	(1,838)	(384)
Other increase (decrease)	2,460	175
Book value, ending balance	₩ 22,769	₩ 22,147	₩ 22,356